THE GROWTH FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Aerospace & Defense* – 0.4%
3,885	Honeywell Aerospace, Inc.	$ 803,185

Air Freight & Logistics – 0.7%
9,280	CH Robinson Worldwide, Inc.	1,370,934

Automobiles* – 2.4%
14,280	Tesla, Inc.	4,444,079

Banks – 1.0%
30,415	Bank of America Corp.	1,884,209

Biotechnology – 2.0%
7,070	AbbVie, Inc.	1,774,146
4,915	Amgen, Inc.	1,893,061

		3,667,207

Broadline Retail* – 2.3%
15,795	Amazon.com, Inc.	4,289,606

Building Products – 1.9%
12,260	Johnson Controls International PLC	1,798,051
3,665	Trane Technologies PLC	1,667,392

		3,465,443

Capital Markets – 0.7%
2,460	MSCI, Inc.	1,407,710

Commercial Services & Supplies – 1.5%
24,520	Rollins, Inc.	931,024
7,920	Waste Management, Inc.	1,794,276

		2,725,300

Communications Equipment – 2.8%
10,650	Arista Networks, Inc.*	1,920,728
3,840	Ciena Corp.*	1,447,872
4,240	Motorola Solutions, Inc.	1,847,580

		5,216,180

Consumer Staples Distribution & Retail – 1.8%
1,825	Casey’s General Stores, Inc.	1,589,575
1,920	Costco Wholesale Corp.	1,827,629

		3,417,204

Electrical Equipment – 1.5%
8,950	nVent Electric PLC	1,376,779
2,965	Rockwell Automation, Inc.	1,423,437

		2,800,216

Electronic Equipment, Instruments & Components – 1.5%
10,305	Amphenol Corp. Class A	1,656,013
3,815	Jabil, Inc.	1,201,916

		2,857,929

Entertainment – 1.7%
3,755	Spotify Technology SA*	1,877,275
7,075	TKO Group Holdings, Inc.	1,286,306

		3,163,581

Financial Services – 3.5%
4,200	Corpay, Inc.*	1,604,862
3,395	Mastercard, Inc. Class A	1,945,674
7,945	Visa, Inc. Class A	2,908,903

		6,459,439

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.1%
2,310	McKesson Corp.	$ 1,977,799

Hotels, Restaurants & Leisure – 2.7%
9,720	Booking Holdings, Inc.	1,874,988
5,345	Hilton Worldwide Holdings, Inc.	1,713,019
5,580	McDonald’s Corp.	1,510,171

		5,098,178

Industrial Conglomerates – 0.5%
3,885	Honeywell International, Inc.	944,249

Interactive Media & Services – 12.5%
52,725	Alphabet, Inc. Class A	18,776,954
8,315	Meta Platforms, Inc. Class A	4,629,044

		23,405,998

Machinery – 1.0%
6,600	Illinois Tool Works, Inc.	1,893,870

Oil, Gas & Consumable Fuels – 0.8%
5,560	Targa Resources Corp.	1,503,257

Pharmaceuticals – 2.1%
3,415	Eli Lilly & Co.	3,923,289

Semiconductors & Semiconductor Equipment – 26.2%
7,335	Advanced Micro Devices, Inc.*	3,492,560
4,560	Analog Devices, Inc.	1,675,390
25,325	Broadcom, Inc.	9,858,516
6,670	KLA Corp.	1,219,409
16,140	Microchip Technology, Inc.	1,199,041
5,365	Micron Technology, Inc.	4,415,556
3,480	MKS, Inc.	1,035,126
121,315	NVIDIA Corp.	24,353,986
5,950	Texas Instruments, Inc.	1,640,653

		48,890,237

Software – 11.5%
8,685	Appfolio, Inc. Class A*	1,564,950
4,700	Cadence Design Systems, Inc.*	1,598,094
9,200	Crowdstrike Holdings, Inc. Class A*	1,755,912
32,045	Microsoft Corp.	14,891,953
5,045	Palo Alto Networks, Inc.*	1,674,082

		21,484,991

Specialty Retail – 1.9%
5,060	Home Depot, Inc.	1,679,718
11,725	TJX Cos., Inc.	1,844,811

		3,524,529

Technology Hardware, Storage & Peripherals – 10.2%
56,410	Apple, Inc.	17,425,613
9,155	NetApp, Inc.	1,634,168

		19,059,781

Textiles, Apparel & Luxury Goods – 0.8%
9,945	Tapestry, Inc.	1,515,320

TOTAL COMMON STOCKS (Cost $85,198,129)		$ 181,193,720

Exchange Traded Fund – 2.5%
40,517	iShares Russell 1000 Growth ETF	$ 4,793,972
(Cost $4,849,231)

THE GROWTH FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund – Premier Class
1,102,712	3.619%	$ 1,102,712
(Cost $1,102,712)

TOTAL INVESTMENTS – 100.1% (Cost $91,150,072)		$ 187,090,404

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(243,261)

NET ASSETS – 100.0%		$ 186,847,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
PLC	— Public Limited Company

THE VALUE FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 4.2%
11,945	General Dynamics Corp.	$ 4,579,952
22,285	RTX Corp.	4,796,178

		9,376,130

Banks – 7.4%
74,285	Bank of America Corp.	4,601,956
14,360	JPMorgan Chase & Co.	5,051,704
10,880	PNC Financial Services Group, Inc.	2,718,586
51,205	Wells Fargo & Co.	4,426,672

		16,798,918

Beverages – 1.9%
31,300	PepsiCo, Inc.	4,368,228

Biotechnology – 3.9%
16,805	AbbVie, Inc.	4,217,046
11,680	Amgen, Inc.	4,498,669

		8,715,715

Broadline Retail* – 5.8%
48,570	Amazon.com, Inc.	13,190,641

Capital Markets – 5.4%
4,400	Blackrock, Inc.	4,797,716
12,080	CME Group, Inc.	3,234,903
20,255	Morgan Stanley	4,262,057

		12,294,676

Chemicals – 1.2%
9,160	Air Products & Chemicals, Inc.	2,701,192

Communications Equipment – 1.9%
36,020	Cisco Systems, Inc.	4,177,960

Consumer Staples Distribution & Retail – 1.8%
36,765	Walmart, Inc.	4,088,268

Diversified Telecommunication Services – 2.1%
99,925	Verizon Communications, Inc.	4,677,489

Electric Utilities – 3.0%
19,485	American Electric Power Co., Inc.	2,491,157
33,425	Duke Energy Corp.	4,192,498

		6,683,655

Electrical Equipment – 3.1%
9,935	Eaton Corp. PLC	4,125,012
18,685	Emerson Electric Co.	2,799,387

		6,924,399

Electronic Equipment, Instruments & Components – 1.1%
5,830	Littelfuse, Inc.	2,577,618

Entertainment – 1.9%
43,965	Walt Disney Co.	4,228,993

Financial Services* – 2.2%
9,800	Berkshire Hathaway, Inc. Class B	5,013,092

Food Products – 1.3%
46,280	Mondelez International, Inc. Class A	2,883,707

Health Care Equipment & Supplies – 2.0%
54,110	Medtronic PLC	4,620,453

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.1%
6,900	Elevance Health, Inc.	$ 2,593,296

Hotels, Restaurants & Leisure – 3.0%
12,885	Darden Restaurants, Inc.	2,623,128
15,610	McDonald’s Corp.	4,224,691

		6,847,819

Household Products – 1.8%
28,860	Procter & Gamble Co.	4,169,981

Industrial REITs – 2.0%
31,180	Prologis, Inc.	4,508,940

Insurance – 3.3%
12,410	Chubb Ltd.	4,351,939
31,555	MetLife, Inc.	3,033,382

		7,385,321

Life Sciences Tools & Services – 1.2%
20,000	Agilent Technologies, Inc.	2,767,400

Machinery – 2.4%
9,875	Illinois Tool Works, Inc.	2,833,631
28,370	Stanley Black & Decker, Inc.	2,683,235

		5,516,866

Metals & Mining – 2.0%
24,273	Southern Copper Corp.	4,434,920

Multi-Utilities – 1.2%
39,090	Dominion Energy, Inc.	2,703,855

Oil, Gas & Consumable Fuels – 7.1%
23,505	Chevron Corp.	4,626,489
29,560	ExxonMobil Holdings Corp.	4,594,807
30,735	ONEOK, Inc.	2,791,045
56,930	Williams Cos., Inc.	4,072,772

		16,085,113

Pharmaceuticals – 3.8%
16,670	Johnson & Johnson	4,273,354
32,960	Merck & Co., Inc.	4,291,392

		8,564,746

Professional Services – 1.5%
43,000	SS&C Technologies Holdings, Inc.	3,313,150

Semiconductors & Semiconductor Equipment – 3.7%
10,010	Broadcom, Inc.	3,896,693
22,000	Intel Corp.*	1,984,400
14,000	KLA Corp.	2,559,480

		8,440,573

Software – 5.4%
50,000	Dolby Laboratories, Inc. Class A	2,940,500
20,000	Microsoft Corp.	9,294,400

		12,234,900

Specialized REITs – 1.2%
8,395	Public Storage	2,721,407

Specialty Retail – 1.8%
12,000	Home Depot, Inc.	3,983,520

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 5.0%
36,500	Apple, Inc.	$ 11,275,215

TOTAL COMMON STOCKS (Cost $162,346,728)		$220,868,156

Exchange Traded Fund – 2.2%
19,200	iShares Russell 1000 Value ETF	$ 4,834,944
(Cost $4,696,620)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
207,834	3.619%	$ 207,834
(Cost $207,834)

TOTAL INVESTMENTS – 100.0% (Cost $167,251,182)		$225,910,934

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		89,658

NET ASSETS – 100.0%		$226,000,592

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Aerospace & Defense – 6.5%
2,315	Axon Enterprise, Inc.*	$ 1,221,764
3,815	HEICO Corp.	1,359,513
9,290	Howmet Aerospace, Inc.	2,622,196
24,500	Karman Holdings, Inc.*	1,179,675
18,755	Rocket Lab Corp.*	1,218,137

		7,601,285

Biotechnology* – 5.7%
4,415	Alnylam Pharmaceuticals, Inc.	907,371
35,964	Exelixis, Inc.	1,907,171
11,820	Incyte Corp.	1,412,726
14,170	Neurocrine Biosciences, Inc.	2,363,556

		6,590,824

Capital Markets – 6.2%
2,825	Ameriprise Financial, Inc.	1,541,998
9,420	Bank of New York Mellon Corp.	1,472,628
2,290	MSCI, Inc.	1,310,430
17,600	Robinhood Markets, Inc. Class A*	1,523,456
13,410	Tradeweb Markets, Inc. Class A	1,347,705

		7,196,217

Commercial Services & Supplies – 1.0%
31,845	Rollins, Inc.	1,209,155

Communications Equipment* – 2.5%
2,395	Lumentum Holdings, Inc.	1,709,887
33,155	Viavi Solutions, Inc.	1,225,077

		2,934,964

Construction & Engineering – 4.7%
1,001	Comfort Systems USA, Inc.	1,731,420
1,785	EMCOR Group, Inc.	1,423,413
3,700	MasTec, Inc.*	973,470
2,065	Quanta Services, Inc.	1,378,098

		5,506,401

Consumer Staples Distribution & Retail – 2.5%
1,735	Casey’s General Stores, Inc.	1,511,185
12,215	Performance Food Group Co.*	1,397,274

		2,908,459

Electric Utilities – 1.2%
10,105	NRG Energy, Inc.	1,357,000

Electrical Equipment – 5.0%
9,080	nVent Electric PLC	1,396,776
2,930	Rockwell Automation, Inc.	1,406,635
12,535	Vertiv Holdings Co. Class A	3,028,080

		5,831,491

Electronic Equipment & Instruments – 2.0%
4,435	Advanced Energy Industries, Inc.	1,284,021
4,145	Coherent Corp.*	1,089,679

		2,373,700

Electronic Equipment, Instruments & Components – 2.3%
4,050	Jabil, Inc.	1,275,953
4,400	Keysight Technologies, Inc.*	1,403,952

		2,679,905

Entertainment – 3.0%
24,930	ROBLOX Corp. Class A*	887,508
5,415	Take-Two Interactive Software, Inc.*	1,315,412

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
7,105	TKO Group Holdings, Inc.	$ 1,291,760

		3,494,680

Financial Services* – 1.3%
3,920	Corpay, Inc.	1,497,871

Health Care Equipment & Supplies* – 1.2%
2,475	IDEXX Laboratories, Inc.	1,383,698

Health Care Providers & Services – 2.4%
5,780	Cardinal Health, Inc.	1,329,573
4,660	Cencora, Inc.	1,450,845

		2,780,418

Hotels, Restaurants & Leisure – 7.1%
4,430	Domino’s Pizza, Inc.	1,539,159
4,085	Hilton Worldwide Holdings, Inc.	1,309,202
18,470	Restaurant Brands International, Inc.	1,367,149
4,665	Royal Caribbean Cruises Ltd.	1,484,869
16,760	Wyndham Hotels & Resorts, Inc.	1,254,654
8,385	Yum! Brands, Inc.	1,285,253

		8,240,286

Household Durables* – 1.3%
9,120	SharkNinja, Inc.	1,475,342

Independent Power Producers & Energy Traders – 1.3%
10,255	Vistra Corp.	1,519,688

IT Services* – 4.3%
8,550	Cloudflare, Inc. Class A	2,385,279
8,890	Snowflake, Inc.	2,607,259

		4,992,538

Leisure Products – 1.4%
17,235	Hasbro, Inc.	1,619,056

Life Sciences Tools & Services* – 1.2%
3,640	Waters Corp.	1,373,408

Machinery – 2.4%
15,505	Donaldson Co., Inc.	1,461,191
5,250	Lincoln Electric Holdings, Inc.	1,371,878

		2,833,069

Oil, Gas & Consumable Fuels – 2.6%
5,615	Cheniere Energy, Inc.	1,479,946
5,925	Targa Resources Corp.	1,601,942

		3,081,888

Retail REITs – 1.7%
8,640	Simon Property Group, Inc.	1,981,757

Semiconductors & Semiconductor Equipment – 9.3%
4,480	Astera Labs, Inc.*	1,394,311
6,150	First Solar, Inc.*	1,297,835
10,115	Lattice Semiconductor Corp.*	1,256,991
4,285	MACOM Technology Solutions Holdings, Inc.*	1,077,420
16,300	Microchip Technology, Inc.	1,210,927
3,775	MKS, Inc.	1,122,874
1,075	Monolithic Power Systems, Inc.	1,532,982
5,335	Teradyne, Inc.	1,961,626

		10,854,966

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software* – 8.2%
8,080	Appfolio, Inc. Class A	$ 1,455,935
16,475	Atlassian Corp. Class A	1,664,222
8,105	Datadog, Inc., Class A	2,171,897
30,850	Dynatrace, Inc.	1,367,272
78,900	SentinelOne, Inc. Class A	1,503,834
9,510	Zscaler, Inc.	1,437,912

		9,601,072

Specialized REITs – 1.2%
8,765	Lamar Advertising Co. Class A	1,402,049

Specialty Retail – 1.4%
6,470	Ross Stores, Inc.	1,624,423

Technology Hardware, Storage & Peripherals – 1.4%
8,960	NetApp, Inc.	1,599,360

Textiles, Apparel & Luxury Goods – 2.4%
3,470	Ralph Lauren Corp.	1,319,780
9,515	Tapestry, Inc.	1,449,800

		2,769,580

Trading Companies & Distributors – 2.3%
28,420	Fastenal Co.	1,355,918
5,935	Ferguson Enterprises, Inc.	1,390,749

		2,746,667

TOTAL COMMON STOCKS (Cost $95,241,742)		$113,061,217

Exchange Traded Fund – 2.9%
24,442	iShares Russell Mid-Cap Growth ETF	$ 3,349,532
(Cost $3,513,211)

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund–Premier Class
218,952	3.619%	$ 218,952
(Cost $218,952)

TOTAL INVESTMENTS – 100.1% (Cost $98,973,905)		$116,629,701

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(157,815)

NET ASSETS – 100.0%		$116,471,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC —	PublicLimited Company
REIT —	RealEstate Investment Trust

THE MIDCAP VALUE FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 1.1%
1,580	L3Harris Technologies, Inc.	$ 437,755

Air Freight & Logistics – 1.2%
1,525	FedEx Corp.	468,785

Automobile Components – 1.2%
7,525	BorgWarner, Inc.	479,644

Banks – 5.9%
9,590	Bank OZK	491,967
26,755	Huntington Bancshares, Inc.	455,905
20,765	KeyCorp	469,081
15,780	Regions Financial Corp.	488,391
7,740	U.S. Bancorp	487,698

		2,393,042

Beverages – 1.1%
3,315	PepsiCo, Inc.	462,641

Building Products – 1.2%
3,395	Johnson Controls International PLC	497,911

Capital Markets – 7.3%
3,260	Bank of New York Mellon Corp.	509,636
2,025	CME Group, Inc.	542,275
790	MSCI, Inc.	452,070
2,700	Northern Trust Corp.	491,913
2,800	State Street Corp.	515,648
4,030	T. Rowe Price Group, Inc.	450,352

		2,961,894

Chemicals – 3.3%
1,525	Air Products & Chemicals, Inc.	449,707
3,820	PPG Industries, Inc.	422,186
4,280	RPM International, Inc.	458,260

		1,330,153

Consumer Staples Distribution & Retail – 1.2%
5,635	Sysco Corp.	480,327

Electric Utilities – 3.3%
6,145	Alliant Energy Corp.	434,943
4,365	Pinnacle West Capital Corp.	440,821
4,875	Southern Co.	460,883

		1,336,647

Electrical Equipment – 3.7%
1,200	Eaton Corp. PLC	498,240
3,440	Emerson Electric Co.	515,381
1,015	Rockwell Automation, Inc.	487,281

		1,500,902

Electronic Equipment, Instruments & Components – 3.6%
7,050	Cognex Corp.	459,942
1,145	Littelfuse, Inc.	506,239
1,955	TD SYNNEX Corp.	499,893

		1,466,074

Entertainment – 1.1%
2,455	TKO Group Holdings, Inc.	446,344

Food Products – 2.4%
6,220	Archer-Daniels-Midland Co.	493,060
7,840	Mondelez International, Inc. Class A	488,510

		981,570

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.2%
13,595	UGI Corp.	$ 491,051

Ground Transportation – 1.2%
1,480	Norfolk Southern Corp.	496,511

Health Care Equipment & Supplies – 4.9%
3,020	Becton Dickinson & Co.	500,172
5,745	Medtronic PLC	490,566
2,280	ResMed, Inc.	481,034
2,190	STERIS PLC	500,196

		1,971,968

Health Care Providers & Services – 3.7%
1,660	Cigna Group	463,223
1,665	Labcorp Holdings, Inc.	514,818
2,215	Quest Diagnostics, Inc.	516,117

		1,494,158

Hotels, Restaurants & Leisure – 4.8%
2,340	Darden Restaurants, Inc.	476,377
6,390	Restaurant Brands International, Inc.	472,988
6,240	Travel & Leisure Co.	474,365
3,395	Vail Resorts, Inc.	507,145

		1,930,875

Industrial REITs – 1.2%
3,430	Prologis, Inc.	496,012

Insurance – 2.3%
4,310	Principal Financial Group, Inc.	490,047
5,175	Unum Group	445,619

		935,666

IT Services – 1.3%
1,860	VeriSign, Inc.	539,437

Life Sciences Tools & Services – 1.3%
3,665	Agilent Technologies, Inc.	507,126

Machinery – 8.2%
4,105	AGCO Corp.	419,367
730	Cummins, Inc.	462,966
2,235	Dover Corp.	457,326
1,755	Illinois Tool Works, Inc.	503,597
3,350	Oshkosh Corp.	477,073
4,000	PACCAR, Inc.	530,720
3,440	Timken Co.	473,172

		3,324,221

Media – 1.2%
2,630	Nexstar Media Group, Inc.	501,094

Metals & Mining – 2.6%
1,285	Reliance, Inc.	521,839
2,170	Steel Dynamics, Inc.	545,234

		1,067,073

Multi-Utilities – 2.2%
4,190	Consolidated Edison, Inc.	456,082
4,020	WEC Energy Group, Inc.	439,868

		895,950

Oil, Gas & Consumable Fuels – 6.6%
6,595	HF Sinclair Corp.	603,245
1,795	Marathon Petroleum Corp.	568,064
5,440	ONEOK, Inc.	494,006

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,785	Valero Energy Corp.	$ 558,526
6,540	Williams Cos., Inc.	467,872

		2,691,713

Professional Services – 1.4%
7,290	SS&C Technologies Holdings, Inc.	561,695

Residential REITs – 2.3%
2,465	AvalonBay Communities, Inc.	457,529
1,610	Essex Property Trust, Inc.	457,465

		914,994

Retail REITs – 1.2%
5,900	Regency Centers Corp.	473,711

Semiconductors & Semiconductor Equipment – 3.5%
5,645	Microchip Technology, Inc.	419,367
370	Monolithic Power Systems, Inc.	527,631
7,640	Skyworks Solutions, Inc.	475,819

		1,422,817

Specialized REITs – 3.7%
2,760	Digital Realty Trust, Inc.	520,315
3,200	Extra Space Storage, Inc.	473,728
3,035	Lamar Advertising Co. Class A	485,479

		1,479,522

Specialty Retail – 2.4%
6,130	Best Buy Co., Inc.	528,774
2,100	Lowe’s Cos., Inc.	436,401

		965,175

Technology Hardware, Storage & Peripherals – 1.4%
3,100	NetApp, Inc.	553,350

TOTAL COMMON STOCKS
(Cost $31,179,190)		$38,957,808

Exchange Traded Fund – 3.0%
7,200	iShares Russell Mid-Cap Value ETF	$ 1,202,976
(Cost $1,068,328)

Shares	Dividend Rate	Value

Investment Company – 0.9%
State Street Institutional US Government Money Market Fund – Premier Class
378,168	3.619%	$ 378,168
(Cost $378,168)

TOTAL INVESTMENTS – 100.1%
(Cost $32,625,686)		$40,538,952

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(53,138)

NET ASSETS – 100.0%		$40,485,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

The BOND FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 36.5%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$ 6,643,190

Auto Manufacturers – 1.6%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	4,884,777
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,016,805
2,300,000	6.054		11/05/31	2,313,157
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,635,609
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,923,613
1,615,000	3.100		01/12/32	1,448,556
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	1,954,397

				18,176,914

Banks – 7.1%
Banco Santander SA(b)(c) (1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,433,813
Bank of America Corp. (3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,702,503
(Secured Overnight Financing Rate + 0.870%),
3,850,000	4.456	(b)(c)	02/06/32	3,745,851
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,586,147
CaixaBank SA(a)(b)(c) (Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,053,730
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,330,165
(Secured Overnight Financing Rate + 1.379%),
1,606,000	2.904	(b)(c)	11/03/42	1,125,190
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,234,303
Huntington Bancshares, Inc.(b)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,931,170
JPMorgan Chase & Co.
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	1,984,747
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,598,422
(Secured Overnight Financing Rate + 0.840%),
2,000,000	4.347	(b)(c)	01/22/32	1,938,606
(Secured Overnight Financing Rate + 1.300%),
3,000,000	5.193	(b)(c)	02/05/37	2,880,955
2,520,000	5.600		07/15/41	2,485,803
KeyCorp(b)(c) (Secured Overnight Financing Rate + 1.367%)
3,000,000	5.305		01/28/37	2,903,529
Morgan Stanley(b)(c) (Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,535,150
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,533,536
Royal Bank of Canada(b)(c) (Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	2,974,870

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(b)(c) (Secured Overnight Financing Rate + 2.138%)
$ 3,125,000	6.342%		05/31/35	$ 3,238,994
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(b)(c)	08/05/32	3,487,634
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,746,811
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,020,822
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	6,786,832
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,368,743
UBS Group AG(a)(b)(c) (3 mo. USD Term SOFR + 1.410%)
2,500,000	3.869		01/12/29	2,472,752
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,225,015
5,000,000	4.750		12/07/46	4,078,491
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,040,862

				82,445,446

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	840,148
6,000,000	4.439		10/06/48	4,854,459
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,833,610

				7,528,217

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	958,514
3,175,000	2.770		09/01/53	1,772,056

				2,730,570

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,693,287

Commercial Services – 0.6%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,668,734
Northwestern University
1,000,000	4.643		12/01/44	914,057
PayPal Holdings, Inc.(b)
3,600,000	5.250		06/01/62	3,078,252

				6,661,043

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300		09/14/31	3,438,638

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850		08/15/32	2,149,666

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600		06/15/45	2,782,838

The BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(b) – 1.1%
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
$ 2,500,000	6.184%	07/26/35	$ 2,508,836
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,507,138
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,972,542
Mastercard, Inc.
5,000,000	4.875	05/09/34	4,929,131

			12,917,647

Electrical Equipment – 4.5%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,326,539
Cleco Securitization II LLC
4,663,326	4.680	12/01/36	4,574,253
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,051,847
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,471,332
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	2,902,693
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,016,798
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,706,074
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,021,151
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,558,783
National Grid USA
3,375,000	8.000	11/15/30	3,724,439
National Rural Utilities Cooperative Finance Corp.(b)
4,000,000	5.800	01/15/33	4,136,004
Nevada Power Co.(b)
1,250,000	3.125	08/01/50	785,126
Ohio Power Co.
2,870,000	5.850	10/01/35	2,909,361
Pacific Gas & Electric Co.(b)
1,000,000	4.950	07/01/50	806,769
PacifiCorp
2,200,000	6.100	08/01/36	2,231,729
PG&E Wildfire Recovery Funding LLC
631,419	3.594	06/01/32	616,981
PPL Electric Utilities Corp.(b)
2,225,000	4.750	07/15/43	1,932,600
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625	04/15/31	6,154,718
Southern California Edison Co.
1,000,000	5.550	01/15/37	974,369
Wisconsin Power & Light Co.(b)
1,000,000	1.950	09/16/31	862,740
Wisconsin Public Service Corp.(b)
3,000,000	3.300	09/01/49	1,982,904

			52,747,210

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food(a)(b) – 0.4%
Nestle Holdings, Inc.
$ 5,200,000	4.300%		10/01/32	$ 5,042,763

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,068,075
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,745,089
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,208,671

				7,021,835

Healthcare-Services – 2.1%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,631,711
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,799,453
2,600,000	3.945		11/15/46	2,002,259
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,127,569
Mayo Clinic
2,600,000	3.774		11/15/43	2,069,408
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,949,357
3,000,000	4.894		06/01/28	3,007,412

				24,587,169

Insurance – 4.9%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,635,525
Aon North America, Inc.(b)
2,175,000	5.750		03/01/54	2,020,369
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,403,768
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	996,004
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,331,844
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,287,949
Equitable Financial Life Global Funding(a)
5,000,000	1.750		11/15/30	4,340,517
Guardian Life Global Funding(a)
5,000,000	4.798		04/28/30	4,966,159
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,084,832
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,329,017
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,590,490
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,679,646
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,632,420
Reinsurance Group of America, Inc.
2,500,000	3.150	(b)	06/15/30	2,332,270
1,811,000	6.000	(b)	09/15/33	1,862,336
(3 mo. USD Term SOFR + 2.927%),
2,000,000	6.591	(b)(c)	12/15/65	1,901,056

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reliance Standard Life Global Funding II(a)
$ 1,750,000	2.750%		01/21/27	$ 1,735,235
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,308,540
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,528,986

				56,966,963

Investment Company(b) – 0.2%
Morgan Stanley Direct Lending Fund
2,000,000	6.000		05/19/30	1,970,155

Machinery-Diversified – 0.1%
John Deere Capital Corp.
1,000,000	4.350		09/15/32	973,783

Media – 0.3%
Comcast Corp.
1,250,000	6.400		05/15/38	1,268,031
1,500,000	2.800	(b)	01/15/51	789,726
Space Exploration Technologies Corp.(a)(b)
1,000,000	5.350		07/15/31	973,330

				3,031,087

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,950,280

Oil-Field Services – 1.3%
APA Corp.(b)
2,835,000	5.100		09/01/40	2,552,311
HF Sinclair Corp.(b)
2,000,000	6.250		01/15/35	2,051,814
Phillips 66 Co.(b)
3,000,000	4.950		03/15/35	2,911,064
Saudi Arabian Oil Co.(a)
5,000,000	3.500		04/16/29	4,803,358
Schlumberger Holdings Corp.(a)(b)
3,000,000	4.850		05/15/33	2,946,624

				15,265,171

Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
1,458,444	7.507		01/10/32	1,516,473
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500		04/15/30	1,986,287
Johnson & Johnson
4,970,000	5.950		08/15/37	5,341,622
Pfizer, Inc.
2,900,000	7.200		03/15/39	3,317,195

				12,161,577

Pipelines – 1.9%
DCP Midstream Operating LP
1,000,000	8.125		08/16/30	1,109,272
Energy Transfer LP(b)
3,000,000	4.900		03/15/35	2,854,287
Gulfstream Natural Gas System LLC(a)(b)
3,000,000	5.600		07/23/35	2,986,027

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Kinder Morgan Energy Partners LP
$ 4,175,000	5.800%	03/15/35	$ 4,255,103
ONEOK, Inc.(b)
2,635,000	3.950	03/01/50	1,820,362
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	720,077
1,450,000	7.625	04/01/37	1,661,890
Texas Eastern Transmission LP(a)(b)
3,900,000	4.150	01/15/48	2,925,800
TransCanada PipeLines Ltd.(b)
1,000,000	4.625	03/01/34	950,001
Transcanada Trust(b)(c)(3 mo. USD Term SOFR + 3.208%)
3,000,000	5.300	03/15/77	2,990,109

			22,272,928

Real Estate(b) – 3.6%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,395,277
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,356,523
Camden Property Trust
6,000,000	4.900	01/15/34	5,857,748
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,171,346
Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	932,079
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,893,407
Omega Healthcare Investors, Inc.
2,875,000	4.750	01/15/28	2,867,611
Prologis Targeted U.S. Logistics Fund LP(a)
5,428,000	5.500	04/01/34	5,425,962
Realty Income Corp.
2,400,000	3.950	08/15/27	2,389,816
SBA Tower Trust(a)
2,600,000	4.831	10/15/54	2,590,615
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,978,488
Simon Property Group LP
1,500,000	6.250	01/15/34	1,579,374
Sun Communities Operating LP
1,000,000	2.700	07/15/31	890,263
Ventas Realty LP
2,900,000	5.625	07/01/34	2,929,245
Welltower OP LLC
5,900,000	2.750	01/15/32	5,262,119

			41,519,873

Semiconductors(b) – 0.9%
Broadcom, Inc.
2,500,000	4.150	04/15/32	2,352,314
3,500,000	3.469	04/15/34	3,023,582
Texas Instruments, Inc.
6,000,000	3.650	08/16/32	5,634,207
			11,010,103

Software(b) – 0.3%
Intuit, Inc.
3,000,000	4.950	06/15/31	2,970,928

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – (continued)
Salesforce, Inc.
$ 1,000,000	2.900%		07/15/51	$ 548,429

				3,519,357

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	3,989,978
Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,135,558
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,261,860
1,310,000	2.450	(b)	05/01/50	732,454
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,937,903
1,635,000	4.950	(b)	08/15/45	1,442,365
1,500,000	4.700	(b)	05/01/48	1,261,543
2,500,000	6.125	(b)(e)	09/15/15	2,445,041
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	386,503

				10,603,227

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,917,026

TOTAL CORPORATE OBLIGATIONS (Cost $463,772,554)				$ 425,717,941

Mortgage-Backed Obligations – 28.9%
Collateralized Mortgage Obligations – 11.3%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 115,242	3.500%		03/25/46	$ 104,117
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,637,330	2.500		06/25/51	2,118,414
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,146,361	3.000		10/25/51	5,982,955
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
448,354	4.165		11/25/35	254,851
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
331,363	5.500		12/25/35	110,056
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,303	5.500		04/25/35	30,879
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c) (1 mo. USD Term SOFR + 0.654%)
228,543	4.379		03/25/35	216,795
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
224,727	6.750		08/25/34	228,209
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
3,087	5.250		09/25/19	2,971
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
1,205	6.500		08/25/32	1,213
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
83,325	5.250		07/25/33	81,164

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
$ 1,814,085	5.735%	02/25/70	$ 1,819,090
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
2,798,165	5.883	04/25/70	2,810,265
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
772,955	2.500	07/25/28	755,505
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
267,737	3.500	10/25/47	237,420
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
285,112	3.000	06/25/43	263,472
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
3,134	6.000	12/15/28	3,175
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
18,522	6.000	01/15/29	18,593
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
107,334	6.000	12/15/31	109,560
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
60,521	3.000	04/15/43	59,281
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
106,335	3.500	05/15/48	94,220
Federal Home Loan Mortgage Corp. REMICS Series 5018, Class NA
1,294,109	3.000	10/15/50	1,137,356
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,173,943
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
500,729	2.000	12/25/50	390,995
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,842,634
Federal Home Loan Mortgage Corp. REMICS Series 5204, Class AB
1,248,681	3.000	07/25/48	1,140,145
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,835,314
Federal Home Loan Mortgage Corp. REMICS Series 5586, Class V
3,325,288	4.500	05/25/38	3,259,058
Federal Home Loan Mortgage Corp. REMICS Series 5631, Class CT
1,317,367	4.500	03/25/56	1,255,128
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,341,959	3.000	07/25/56	1,264,814
Federal National Mortgage Association REMICS Series 2001-45, Class WG
10,049	6.500	09/25/31	10,084
Federal National Mortgage Association REMICS Series 2003-117, Class KB
542,295	6.000	12/25/33	553,403
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
215,563	3.500	12/25/41	199,468
Federal National Mortgage Association REMICS Series 2014-80, Class KA
797,755	2.000	03/25/44	617,258

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2015-2, Class PA
$ 477,211	2.250%	03/25/44	$ 456,076
Federal National Mortgage Association REMICS Series 2015-30, Class JA
611,894	2.000	05/25/45	531,048
Federal National Mortgage Association REMICS Series 2016-16, Class PD
173,896	3.000	12/25/44	169,347
Federal National Mortgage Association REMICS Series 2022-17, Class JG
5,486,469	3.000	12/25/48	5,075,386
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
29,726	6.500	09/25/42	30,230
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,291,272	2.500	01/25/57	1,339,921
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,277,289	3.500	04/25/74	1,254,226
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
451,598	5.500	05/25/35	255,711
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
24,708	3.500	04/25/48	22,845
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
637,417	3.500	10/25/49	561,783
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,660,864	2.500	09/25/51	2,145,633
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
3,809,687	2.885	12/27/66	3,442,501
Government National Mortgage Association REMICS Series 2015-167, Class KM
68,565	3.000	12/20/43	61,645
Government National Mortgage Association REMICS Series 2015-94, Class AT
301,406	2.250	07/16/45	267,989
Government National Mortgage Association REMICS Series 2016-129, Class W
126,055	2.500	07/20/46	105,573
Government National Mortgage Association REMICS Series 2017-H23, Class MA
689,676	3.000	11/20/67	676,378
Government National Mortgage Association REMICS Series 2018-37, Class KT
397,637	3.500	03/20/48	357,736
Government National Mortgage Association REMICS Series 2021-116, Class LG
6,110,997	2.000	06/20/51	5,255,138
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,165,210	5.000	02/20/51	3,044,887
Government National Mortgage Association REMICS Series 2021-32, Class NC
3,849,908	5.000	02/20/51	3,708,255

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2025-132, Class PJ
$ 1,841,008	4.000%	01/20/55	$ 1,765,841
Government National Mortgage Association REMICS Series 2025-156, Class V
940,649	4.500	10/20/36	917,797
Government National Mortgage Association REMICS Series 2025-168, Class AM
1,188,323	4.500	04/20/40	1,133,943
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
5,453,004	2.500	04/25/52	4,397,123
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
8,290,474	2.500	04/25/52	6,669,238
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
138,586	4.179	12/25/34	135,008
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
29,581	4.068	06/25/34	28,635
Impac CMB Trust Series 2003-2F, Class A(g)
22,968	5.730	01/25/33	23,082
Impac CMB Trust Series 2004-4, Class 2A2(g)
637,877	5.435	09/25/34	737,639
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,040,885	2.493	02/25/67	1,866,404
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
8,302,312	2.500	05/25/52	6,694,503
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
2,712,137	6.000	12/26/53	2,712,986
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
82,495	4.612	04/25/37	67,793
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
282,878	3.382	07/25/43	262,723
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
36,485	3.000	06/25/29	36,295
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
718,535	3.500	08/25/47	642,558
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
59,834	3.500	11/25/48	53,979
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
325,606	3.500	12/25/48	288,743
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,136,613	2.500	12/25/51	1,721,559
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
2,835,377	2.500	11/25/51	2,504,772
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
5,172	5.232	07/25/33	5,100
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
22,676	5.500	05/25/34	21,999
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
226,441	6.500	05/25/34	227,842
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
30,592	4.743	03/25/33	27,314
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
235,880	4.474	11/25/35	90,618

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
$ 479,764	6.000%	08/25/37	$ 151,607
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,257,165	4.000	08/27/57	1,199,641
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,514,577	2.500	06/25/51	2,818,487
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
88,925	4.000	05/27/49	80,782
OBX Trust Series 2024-NQM10, Class A1(a)(g)
933,340	6.180	05/25/64	940,020
OBX Trust Series 2026-HYB1, Class A1A(a)(c)(f)
4,266,932	3.412	02/25/55	4,163,725
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
2,990,742	2.500	06/25/51	2,641,755
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
1,852,111	5.500	02/25/55	1,844,866
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
73,822	4.339	07/25/35	57,036
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,196,034	2.500	07/25/51	2,811,115
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
163,497	4.046	01/25/37	98,948
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,479	5.623	01/25/37	2,452
RFMSI Trust Series 2005-S7, Class A5
31,094	5.500	11/25/35	23,820
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,212,611
Sequoia Mortgage Trust Series 2004-10, Class A1A(c)(1 mo. USD Term SOFR + 0.734%)
86,169	4.404	11/20/34	82,013
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
328,405	1.874	02/25/43	281,027
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
743,876	2.500	05/25/43	650,508
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
111,674	3.000	11/25/30	109,843
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
373,862	3.500	11/25/46	337,138
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
331,129	3.500	08/25/47	295,080
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
830,117	3.500	09/25/47	743,040
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
288,594	3.500	02/25/48	255,746
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
2,701,374	6.000	04/25/55	2,702,220
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
414,561	3.500	10/25/47	373,983
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
35,806	4.822	10/25/34	34,274
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
1,965	5.569	04/25/34	1,951

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
$ 43,864	5.226%		11/25/33	$ 43,541
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
36,807	6.028		11/25/33	37,305
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
8,755,916	2.500		12/25/51	7,055,009
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
252,268	2.500		06/25/51	203,263
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
809,393	3.500		08/20/45	734,558
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
533,944	3.500		01/20/46	482,177

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,285,996)				$ 132,247,148

Commercial Mortgage Obligations – 0.7%
BX Commercial Mortgage Trust Series 2026-VLT10, Class A(a)(c)(f)
3,000,000	5.358		07/13/58	2,843,305
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
177,004	2.500		08/16/43	174,064
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247		11/05/39	1,992,904
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972		03/15/29	2,998,179

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $8,051,654)				$ 8,008,452

Federal Agencies – 16.8%
Federal Home Loan Mortgage Corp.
2,827	7.500		12/01/30	2,907
5,771	7.500		01/01/31	5,908
15,227	7.000		08/01/31	15,955
195,858	5.000		05/01/33	196,023
(1 yr. CMT + 2.229%),
20,585	5.735	(c)	05/01/34	21,030
(RFUCC 1 yr. Treasury + 1.783%),
30,968	6.213	(c)	01/01/36	31,683
305,647	4.000		06/01/42	290,253
309,940	3.000		06/01/45	267,946
(RFUCC 1 yr. Treasury + 1.600%),
365,638	6.039	(c)	07/01/45	377,869
Federal National Mortgage Association
70,448	2.500		05/01/28	69,362
(RFUCC 6 mo. Treasury + 1.413%),
8,790	5.538	(c)	02/01/33	8,872
(RFUCC 1 yr. Treasury + 1.760%),
5,005	6.010	(c)	02/01/35	5,116
(RFUCC 1 yr. Treasury + 1.599%),
35,540	5.989	(c)	12/01/45	36,679
116,352	4.500		01/01/48	107,454
704,655	2.500		06/01/51	569,856
Government National Mortgage Association
3,551	6.500		04/15/31	3,678

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Government National Mortgage Association (continued)
$ 27,972	6.500%		05/15/31	$ 28,298
298,551	2.500		06/20/31	288,918
1,876,568	5.000		08/20/40	1,865,550
4,601,597	5.500		04/20/41	4,635,577
3,890,878	5.000		07/20/52	3,801,603
(1 yr. CMT + 1.500%),
4,613,274	5.000	(c)	10/20/55	4,606,743
Uniform Mortgage-Backed Security
1,537	6.500		10/01/28	1,584
4,325	7.500		09/01/29	4,338
12,821	7.000		03/01/31	13,419
4,108	7.000		11/01/31	4,299
7,138	7.000		01/01/32	7,471
16,770	6.000		12/01/32	17,304
553,204	3.500		08/01/35	527,935
8,054,336	2.000		08/01/42	6,869,223
5,390,552	5.000		04/01/43	5,307,663
1,331,421	5.000		05/01/43	1,290,764
5,926,541	5.000		06/01/43	5,855,465
4,798,029	5.000		11/01/45	4,677,217
2,114,802	5.000		04/01/46	2,054,460
339,107	5.000		08/01/48	339,747
8,903,044	3.000		01/01/52	7,616,242
8,601,674	3.000		06/01/52	7,412,257
1,383,682	4.500		06/01/52	1,310,579
4,332,616	3.000		07/01/52	3,703,579
5,025,879	4.500		07/01/52	4,757,757
3,112,302	3.500		08/01/52	2,790,222
373,369	4.000		08/01/52	342,407
4,484,196	5.000		08/01/52	4,345,201
12,061,292	5.000		03/01/53	11,725,617
3,282,135	6.000		04/01/53	3,320,109
11,900,936	4.500		07/01/53	11,256,024
6,854,470	5.500		08/01/53	6,812,003
1,436,344	6.000		08/01/53	1,459,431
3,506,418	5.000		10/01/53	3,402,607
2,717,659	6.000		10/01/53	2,762,747
3,590,582	5.500		02/01/54	3,575,025
722,458	5.000		03/01/54	702,040
3,786,237	5.500		03/01/54	3,757,081
4,342,440	5.500		05/01/54	4,317,720
2,765,550	6.000		06/01/54	2,798,282
5,255,231	5.500		07/01/54	5,233,734
1,833,076	4.000		02/01/55	1,674,286
4,858,593	5.500		03/01/55	4,814,825
12,196,937	4.500		05/01/55	11,598,347
10,627,658	4.000		07/01/55	9,731,627
9,380,508	5.000		10/01/55	9,106,157
5,683,979	5.000		11/01/55	5,497,393
(1 mo. USD Term SOFR + 2.030%),
4,659,580	4.670	(c)	02/01/56	4,574,986
1,270,556	5.000		02/01/56	1,230,103
4,870,017	5.000		03/01/56	4,701,664
(1 mo. USD Term SOFR + 2.060%),
4,947,579	5.036	(c)	04/01/56	4,924,999

				195,463,220

Home Equity(a)(g) – 0.1%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
1,417,125	5.503		02/25/55	1,417,414

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $357,683,969)				$ 337,136,234

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 18.5%
U.S. Treasury Bonds
$ 12,000,000	1.750%	08/15/41	$ 7,731,563
10,000,000	2.750	08/15/42	7,338,281
3,000,000	3.125	08/15/44	2,249,648
12,750,000	3.000	11/15/44	9,336,387
2,125,000	2.500	02/15/45	1,423,750
5,000,000	2.500	02/15/46	3,292,773
38,000,000	2.750	11/15/47	25,549,062
6,000,000	3.000	02/15/48	4,213,125
22,800,000	3.125	05/15/48	16,334,063
7,000,000	2.250	08/15/49	4,134,648
10,000,000	1.375	08/15/50	4,635,156
4,000,000	1.875	11/15/51	2,079,531
U.S. Treasury Inflation-Indexed Bonds
10,379,600	0.750	02/15/42	7,615,683
U.S. Treasury Notes
5,000,000	3.875	10/15/27	4,980,664
4,000,000	1.250	05/31/28	3,802,520
6,380,000	0.625	05/15/30	5,551,348
1,000,000	3.750	06/30/30	977,109
7,350,000	3.750	08/31/31	7,120,025
5,000,000	1.375	11/15/31	4,278,711
6,000,000	1.875	02/15/32	5,240,391
15,500,000	2.875	05/15/32	14,233,965
14,000,000	2.750	08/15/32	12,705,000
10,000,000	4.125	11/15/32	9,784,375
14,500,000	3.500	02/15/33	13,652,656
23,000,000	3.375	05/15/33	21,426,836
8,000,000	4.500	11/15/33	7,958,438
9,110,000	4.250	05/15/35	8,833,497

TOTAL U.S. TREASURY OBLIGATIONS (Cost $242,666,894)			$216,479,205

Asset-Backed Securities – 8.6%
Automotive(a) – 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
$ 691,667	1.380%	08/20/27	$690,635
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,782,749

			3,473,384

Home Equity – 0.3%
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
77,232	4.250	09/25/33	72,318
FIGRE Trust Series 2023-HE1, Class A(a)
1,263,518	5.850	03/25/53	1,271,570
FIGRE Trust Series 2025-HE3, Class A(a)(c)(f)
1,691,291	5.560	05/25/55	1,686,525
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
347,140	4.514	12/25/34	343,255
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
58,995	5.640	11/25/35	58,910
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
222,932	7.490	07/25/29	217,449

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
$ 812,332	5.122%	09/25/64	$ 809,078

			4,459,105

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
8,863	4.864	07/15/38	8,861

Other – 7.9%
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,575,000	2.250	10/22/46	1,456,218
BHG Securitization Trust Series 2021-B, Class B(a)
41,232	1.670	10/17/34	41,181
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
2,997,500	2.220	09/25/45	2,875,032
Chase Funding Trust Series 2002-3, Class 1A5(g)
217,908	5.907	06/25/32	214,998
Chase Funding Trust Series 2004-1, Class 2A2(c) (1 mo. USD Term SOFR + 0.574%)
1,745,418	4.299	12/25/33	1,702,692
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,210,133	2.720	01/18/47	2,020,222
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,914,794
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
249,778	4.239	02/25/37	234,976
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,820,000	2.493	11/20/51	3,606,809
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,949,508
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,067,944
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,555,003	2.791	10/20/51	2,386,378
GBX Leasing LLC Series 2022-1, Class A(a)
1,394,637	2.870	02/20/52	1,319,487
Global SC Finance VII SRL Series 2020-2A, Class A(a)
1,980,057	2.260	11/19/40	1,902,632
Home Partners of America Trust Series 2019-1, Class A(a)
4,823,335	2.908	09/17/39	4,717,938
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
169,859	3.445	02/26/52	167,001
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,949,188
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
59,215	4.459	08/25/33	58,410
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,774,391	5.760	12/22/64	2,787,044
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
1,500,000	6.270	06/17/31	1,506,913
PACEWell 5 Trust Series 2021-1, Class A(a)
1,503,961	2.628	10/10/59	1,232,656
Pear LLC Series 2023-1, Class A(a)
2,602,027	7.420	07/15/35	2,611,562

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
$ 5,000,000	5.000%	09/15/48	$ 4,933,476
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,751,840	2.841	01/30/51	3,594,542
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,895,000	2.394	04/25/51	1,802,609
Spur Rail I LLC Series 2026-1A, Class A(a)
1,495,240	5.450	04/17/56	1,471,166
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,863,017
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,085,198	4.163	07/15/40	4,035,461
TIF Funding II LLC Series 2020-1A, Class A(a)
1,222,660	2.090	08/20/45	1,173,417
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
555,933	3.000	07/25/57	552,025
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,360,625
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,988,998
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,980,838
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,151,042	2.110	09/20/45	2,960,263
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
273,333	1.860	03/20/46	251,532
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,186,246	2.370	06/15/51	1,094,874
Wendy’s Funding LLC Series 2025-1A, Class A2I(a)
2,985,000	5.422	12/15/55	2,892,562
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,498,860

			92,177,848

Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
518,098	3.850	05/25/33	516,663
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
189,953	3.590	01/25/48	189,474

			706,137

TOTAL ASSET-BACKED SECURITIES (Cost $102,932,254)			$ 100,825,335

Municipal Bond Obligations – 6.3%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 997,114

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 (BAM)
1,000,000	5.160	08/01/32	1,007,177

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
$ 5,000,000	0.000%	08/01/38	$ 2,922,978
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,926,927
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,456,862
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
1,730,000	3.223	08/01/38	1,473,190
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,131,413
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,682,260

			17,593,630

Florida(b) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B (AG)
1,800,000	3.223	02/01/32	1,621,542
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,346,405

			2,967,947

Hawaii – 0.2%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
2,518,124	3.242	01/01/31	2,469,560

Illinois – 0.2%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,674,637

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	815,361

Kentucky – 0.6%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	4,040,532
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,632,719

			6,673,251

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,967,199

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
$ 1,750,000	3.879%	05/01/27	$ 1,745,987
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,033,635

			3,779,622

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,802,816

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,458,358

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,740,872

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,948,258

New York(b) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable) Series B
1,815,000	5.228	07/01/35	1,829,108

New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,577,749

			4,406,857

Ohio – 0.7%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,496,316
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,457,201
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,789,994

			7,743,511

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	487,955
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,246,338

			1,734,293

Pennsylvania(b) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,108,312

THE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – 0.1%
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
$ 1,200,000	4.309%	10/15/34	$ 1,153,969

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,887,769

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $76,368,262)			$ 72,930,513

U.S. Government Agency Obligation(b) – 0.2%
Federal Farm Credit Banks Funding Corp.
$ 3,000,000	1.730%	10/26/35	$ 2,267,757
(Cost $2,244,690)

Shares	Dividend Rate		Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
6,137,377	3.619%		$ 6,137,377
(Cost $6,137,377)

TOTAL INVESTMENTS – 99.5% (Cost $1,251,806,000)			$1,161,494,362

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			6,034,551

NET ASSETS – 100.0%			$1,167,528,913

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2026.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2026. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
GO	— General Obligation
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 75.5%
U.S. Treasury Notes
$ 300,000	1.250%	11/30/26	$ 297,453
1,000,000	1.750	12/31/26	980,781
700,000	3.875	09/30/29	690,320
600,000	3.875	11/30/29	591,024
600,000	4.125	03/31/31	592,524

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,153,581)			$3,152,102

Shares	Dividend Rate		Value

Investment Company – 26.0%
State Street Institutional US Government Money Market Fund – Premier Class
1,087,263	3.619%		$1,087,263
(Cost $1,087,263)

TOTAL INVESTMENTS – 101.5% (Cost $4,240,844)			$4,239,365

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(62,799)

NET ASSETS – 100.0%			$4,176,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.4%
Alabama(a) – 3.6%
Alabama Housing Finance Authority Revenue Bonds Series C (FHLMC/FNMA/GNMA) (NR/Aa1)
$ 530,000	3.750%	04/01/35	$ 522,481
545,000	3.800	10/01/35	536,996
560,000	3.900	04/01/36	555,615
450,000	3.950	10/01/36	446,433
590,000	4.000	04/01/37	579,262
505,000	4.000	10/01/37	493,482
Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
5,000,000	5.000	05/01/55	5,275,422
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding –Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000	12/01/31	2,394,861

			10,804,552

Alaska(a) – 0.0%
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)
80,000	5.000	03/01/27	80,104

Arizona(a) – 0.7%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
2,285,000	4.000	11/01/39	2,194,519

Arkansas(a) – 0.6%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400	09/01/27	244,830
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000	11/01/30	656,356
University of Central Arkansas Revenue Bonds (Refunding) Series 2026 A (BAM (AA/A2)
1,000,000	4.000	11/01/36	1,002,342

			1,903,528

Colorado – 3.7%
Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000	12/01/42	2,086,240
Adams County CO Certificates of Participation Series (A/NR)(a)
550,000	4.000	12/01/36	543,142
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	543,423
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
830,000	5.000	12/01/41	883,296
525,000	5.000	12/01/42	556,994
Grand River Hospital District GO Bonds Series 2026 (AG) (AA/A1)(a)
850,000	6.000	12/01/39	973,206
1,000,000	6.000	12/01/40	1,141,169
Grand River Hospital District GO Bonds Series 2026 (AG) (AA/A1)(a)
920,000	6.000	12/01/38	1,063,137

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Thornton Development Authority Tax Allocation (Refunding) Series 2025 (East 144th Avenue & I-25 Project) (A+/NR)
$ 1,505,000	5.000%		12/01/32	$ 1,621,481
1,605,000	5.000		12/01/33	1,736,447

				11,148,535

Connecticut – 0.6%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa2)
330,000	5.000		11/15/27	336,117
450,000	5.000		11/15/28	463,975
450,000	5.000		11/15/29	467,953
385,000	5.000		11/15/30	402,337

				1,670,382

Florida – 4.1%
City of Pensacola FL Airport Revenue Bonds Series 2025 (AMT) (A+/NR)(a)
750,000	5.250		10/01/36	825,181
655,000	5.250		10/01/37	715,322
750,000	5.250		10/01/38	813,092
750,000	5.250		10/01/39	806,863
1,125,000	5.250		10/01/40	1,204,603
Florida State Housing Finance Corp. Revenue Bonds Series 1 (FHLMC/FNMA/GNMA) (NR/Aaa)
535,000	2.000		07/01/27	526,996
495,000	2.050		01/01/28	484,089
515,000	2.100		07/01/28	500,316
520,000	2.125	(a)	01/01/29	502,776
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000		10/01/30	2,017,554
Village Community Development District No. 10 (Refunding) Series 2023 (AG) (AA/NR)(a)
2,495,000	5.000		05/01/41	2,595,618
1,190,000	5.000		05/01/42	1,234,145

				12,226,555

Georgia(a) – 3.5%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)
3,000,000	5.000		07/15/40	3,025,061
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A+/NR)
1,700,000	4.000		02/15/39	1,631,896
Main Street Energy, Inc. Revenue Bonds (Energy Project) Series D (NR/A3)
3,000,000	5.000		12/01/33	3,116,792
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B (BAM) (AA/A2)
2,375,000	5.250		01/01/38	2,611,476

				10,385,225

Illinois – 8.3%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,078,225
1,000,000	5.000		01/01/35	1,080,775
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,049,120

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Governors State University Revenue Bonds (Refunding) Series 2021 (BAM) (AA/NR)(a)
$ 805,000	4.000%	10/01/34	$ 793,212
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000	06/01/42	782,184
Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO Bonds (Refunding) Series 2026 (AG) (AA/Aa3)(a)
2,000,000	4.000	12/30/40	1,861,363
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (BAM) (AA/NR)(a)
2,525,000	5.000	12/01/37	2,638,427
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	497,727
515,000	4.000	12/15/35	516,523
535,000	4.000	12/15/36	535,245
555,000	4.000	12/15/37	548,271
St. Clair County Community Unit School District No. 187 Cahokia GO Bonds (Taxable –Refunding) Series B (AG) (AA/NR)
2,000,000	5.420	01/01/35	1,988,178
615,000	5.470	01/01/36	609,741
St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
1,000,000	5.500	12/01/37	1,106,573
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 (BAM) (AA/A1)(a)
860,000	4.000	12/01/38	844,172
Taylorville Community Unit School District No. 3 GO Bonds Series 2025 (BAM) (AA/NR)(a)
675,000	5.000	12/01/35	730,770
600,000	5.000	12/01/36	642,878
775,000	5.000	12/01/37	823,396
825,000	5.000	12/01/38	869,413
875,000	5.000	12/01/39	916,047
Village of Oswego IL GO Bonds Series A (NR/Aa2)(a)
1,555,000	5.000	12/15/39	1,643,191
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,825,000	4.000	12/01/38	1,804,097
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (BAM) (AA/NR)(a)
700,000	4.000	12/01/31	712,310
725,000	4.000	12/01/33	733,026

			24,804,864

Indiana – 7.7%
Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
1,005,000	4.000	02/01/37	995,275
1,050,000	4.000	02/01/38	1,035,329
1,050,000	4.000	02/01/39	1,022,817
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000	01/15/42	1,193,758
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000	07/15/33	542,509
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000	07/15/33	542,509

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Hobart Building Corp. Revenue Bonds Series A (AA+/NR)(a)
$ 450,000	5.000%		01/15/37	$ 481,426
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	840,265
700,000	4.000	(a)	07/01/32	703,546
700,000	4.000	(a)	07/01/36	675,088
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,513,426
1,505,000	5.000		02/01/39	1,572,909
1,200,000	5.000		02/01/40	1,246,086
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,077,524
1,420,000	5.000		03/01/36	1,516,413
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,264,988
Martinsville Redevelopment Authority Series 2021 (BAM) (AA/NR)(a)
565,000	3.000		08/01/33	530,747
400,000	3.000		08/01/35	364,493
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
485,000	4.000		08/01/32	492,630
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000		07/15/38	1,067,416
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	508,892
500,000	5.000		07/15/32	508,195
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,558,153
1,670,000	3.000		08/01/34	1,590,073

				22,844,467

Iowa – 3.5%
City of Bondurant IA GO Bonds Series A (AG) (AA/A1)(a)
600,000	5.000		06/01/36	635,391
630,000	5.000		06/01/37	663,685
665,000	5.000		06/01/38	696,199
430,000	5.000		06/01/40	444,470
Davenport Community School District Infrastructure Sales Services & Use Tax Revenue Bonds Series 2026 (BAM) (AA/NR)(a)
2,705,000	5.000		06/01/39	2,871,596
Iowa Student Loan Liquidity Corp. Revenue Bonds Series B (AMT) (AA/NR)
825,000	5.000		12/01/33	870,346
815,000	5.000		12/01/34	854,065
635,000	5.000		12/01/35	658,882
Le Mars Community School District School Infrastructure Sales Services & Use Tax Revenue Bonds Series 2026 (BAM) (AA/NR)(a)
1,310,000	4.000		06/01/41	1,244,314
1,420,000	4.000		06/01/42	1,344,412

				10,283,360

Kansas(a) – 3.3%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)
1,000,000	5.000		09/01/39	1,071,024

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR) (continued)
$ 1,280,000	5.000%		09/01/40	$ 1,364,494
1,375,000	5.000		09/01/41	1,459,021
County of Finney KS GO Bonds Series 2026 A (BAM) (AA/Aa3)
2,000,000	5.000		10/01/42	2,123,947
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,455,000	5.250		12/01/39	1,589,150
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)
1,345,000	5.000		07/01/38	1,453,023
835,000	5.000		07/01/39	894,137

				9,954,796

Kentucky – 6.3%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,772,905
855,000	5.000		07/01/31	898,138
1,275,000	5.000	(a)	07/01/32	1,346,573
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,908,355
Kenton County School District GO Bonds Series 2026 (NR/Aa3)(a)
2,975,000	4.000		06/01/40	2,832,929
Kentucky Housing Corp. Revenue Bonds Series C (FHLMC), (FNMA), (GNMA) (NR/Aa1)(a)
750,000	4.000		07/01/38	733,365
750,000	4.300		07/01/41	733,837
Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
500,000	5.000		06/01/28	512,735
1,000,000	5.000		12/01/28	1,031,069
700,000	5.000		06/01/29	724,600
1,000,000	5.000		12/01/29	1,040,662
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000		05/01/55	3,109,566
Shelby County Public School District GO Bonds Series 2025 (NR/Aa2)(a)
2,345,000	4.000		11/01/41	2,246,140

				18,890,874

Louisiana(a) – 1.1%
City of Shreveport LA GO Bonds Series 2024 (AG) (AA/Baa3)
500,000	5.000		03/01/36	545,611
500,000	5.000		03/01/37	541,731
825,000	5.000		03/01/38	887,659
East Ouachita Parish School District GO Bonds Series 2025 (AA-/NR)
600,000	5.250		03/01/38	661,904
600,000	5.250		03/01/39	656,540

				3,293,445

Maine(a) – 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)
1,150,000	4.000		07/01/37	1,118,180

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine(a) – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds (Refunding) Series D (AA+/Aa1)
$ 1,900,000	4.050%		11/15/37	$ 1,862,487
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)
840,000	2.150		11/15/29	800,286
870,000	2.250		11/15/30	811,461
905,000	2.350		11/15/31	824,736

				5,417,150

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
345,000	4.250		07/01/32	343,564
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	829,903
710,000	1.900		12/01/32	607,125

				1,780,592

Michigan(a) – 3.6%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)
500,000	5.000		01/01/38	535,055
500,000	5.000		01/01/39	531,611
500,000	5.000		01/01/40	528,568
Grand Rapids MI Public Schools GO Bonds Series 2024 (AG) (AA/NR)
750,000	5.000		05/01/38	803,562
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)
445,000	5.000		07/01/30	460,703
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)
380,000	5.000		07/01/31	392,364
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)
1,485,000	2.000		05/01/31	1,333,485
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (NR/A2)
5,000,000	5.000		11/15/41	5,014,785
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
470,000	2.550		04/01/28	465,839
410,000	2.600		10/01/28	405,204
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)
200,000	5.000		05/01/38	216,191

				10,687,367

Minnesota(a) – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)
1,265,000	5.000		04/01/35	1,266,532
Mississippi – 2.6%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000		07/01/35	320,902
325,000	5.250	(a)	07/01/36	351,394
375,000	5.250	(a)	07/01/37	403,658
500,000	5.250	(a)	07/01/38	535,616

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
$ 300,000	5.000%		11/01/29	$ 301,657
400,000	5.000		11/01/30	401,768
500,000	5.000		11/01/31	501,692
400,000	5.000		11/01/32	400,955
Mississippi State Home Corp. Revenue Bonds Series 2022 (FHLMC/FNMA/GNMA) (NR/Aa1)
720,000	1.800		06/01/30	657,744
690,000	1.850		12/01/30	623,970
1,000,000	1.950	(a)	06/01/31	896,972
Warren MS Certificates of Participation Series 2023 (BAM) (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,113,945
1,000,000	6.000		09/01/40	1,109,151

				7,619,424

Missouri – 3.2%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	3,000,988
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	860,754
1,825,000	4.000		04/01/29	1,853,642
810,000	4.000		04/01/30	822,050
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,170,000	4.050		05/01/36	1,170,084
Moberly School District No. 81 GO Bonds Series 2026 (AA+/NR)(a)
1,845,000	5.000		03/01/42	1,960,634

				9,668,152

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,255

New Jersey – 2.3%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AG) (AA/A1)(a)
500,000	5.000		11/01/35	547,283
750,000	5.000		11/01/37	810,129
715,000	5.000		11/01/38	766,509
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	594,966
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	2,984,089
1,000,000	5.000		12/01/33	1,069,975

				6,772,951

New Mexico – 0.6%
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (FHLMC/FNMA/GNMA) (NR/Aa1)
775,000	1.900		03/01/31	697,292
520,000	2.050	(a)	03/01/32	461,679
585,000	2.100	(a)	09/01/32	515,124

				1,674,095

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 0.8%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
$ 890,000	2.700%	12/01/32	$ 783,533
915,000	2.850	12/01/33	795,076
940,000	3.000	12/01/34	807,872

			2,386,481

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (FHLMC/FNMA/GNMA) (AA+/Aa1)
585,000	3.200	01/01/29	586,032

Ohio – 3.5%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000	12/01/31	961,444
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
110,000	5.000	12/01/27	113,118
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	619,901
675,000	3.000	12/01/33	628,567
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
300,000	2.000	11/15/31	264,107
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000	12/01/26	630,514
500,000	4.000	12/01/29	500,251
Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aa1)
500,000	6.000	09/01/31	563,969
Polaris Career Center Certificate of Participation (Refunding) Series 2025 (NR/Aa3)(a)
500,000	5.000	11/01/38	529,168
500,000	5.000	11/01/39	525,479
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000	12/01/36	2,482,703
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
300,000	2.000	11/15/31	265,020
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000	06/01/36	694,542
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
535,000	5.000	12/15/37	571,565
1,085,000	5.000	12/15/38	1,150,862

			10,501,210

Oklahoma(a) – 2.8%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
2,000,000	4.000	09/01/36	1,996,891
McCurtain County Educational Facilities Authority Revenue Bonds (Broken Bow Public Schools Project) Series 2026 (A-/NR)
1,000,000	5.000	09/01/39	1,065,449

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma(a) — (continued)
McCurtain County Educational Facilities Authority Revenue Bonds (Broken Bow Public Schools Project) Series 2026 (A-/NR)
$ 1,000,000	5.000%		09/01/38	$ 1,073,042
County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)
2,580,000	5.000		09/01/42	2,669,616
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(d)
25,000	4.000		07/01/28	25,634
Tulsa County Home Finance Authority Revenue Bonds Series A (GNMA) (NR/Aa1)
1,390,000	5.000		07/01/40	1,424,140

				8,254,772
Pennsylvania – 8.4%
Berwick Area School District GO Bonds Series 2021 (BAM) (AA/NR)(a)
345,000	3.000		11/15/34	320,463
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (BAM) (AA/Aa3)(a)
500,000	5.000		04/01/38	529,064
Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000		07/01/31	565,040
555,000	5.000		07/01/32	595,720
580,000	5.000		07/01/33	626,374
460,000	5.000		07/01/34	498,659
Coatesville School District GO Bonds Series 2025 (AG) (AA/Aa3)(a)
1,000,000	5.250		11/15/40	1,065,197
1,000,000	5.250		11/15/41	1,067,012
Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
805,000	5.000		06/01/39	855,983
845,000	5.000		06/01/40	894,357
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
525,000	5.000		06/01/28	537,904
535,000	5.000		06/01/29	554,238
425,000	5.000		06/01/30	443,488
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	453,848
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	742,974
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355		12/01/26	332,812
350,000	2.633		12/01/29	327,924
Pittsburgh School District GO Bonds Series 2025 (BAM) (AA/A1)(a)
1,845,000	4.050		09/01/40	1,804,468
Shikellamy School District PA GO Bonds Series 2020 (BAM) (AA/NR)(a)
1,945,000	2.000		09/01/28	1,868,084
1,610,000	2.000		09/01/29	1,498,297
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	231,334
225,000	5.000		05/01/29	234,180
400,000	5.000		05/01/30	420,439
375,000	5.000		05/01/31	397,399
325,000	4.000	(a)	05/01/32	321,691

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania — (continued)
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR) (continued)
$ 325,000	4.000	%(a)	05/01/33	$ 317,871
300,000	4.000	(a)	05/01/34	290,658
Steel Valley School District GO Bonds Series 2024 (BAM) (AA/Aa3)(a)
850,000	5.000		11/01/37	910,701
1,695,000	5.000		11/01/38	1,803,616
650,000	5.000		11/01/39	687,290
840,000	5.000		11/01/40	883,852
885,000	5.000		11/01/41	928,983
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
520,000	4.000		07/01/27	524,505
400,000	5.000	(a)	07/01/28	406,588
500,000	4.000	(a)	07/01/33	500,183
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	641,745

				25,082,941

Rhode Island — 2.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G (BAM) (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,453,466
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AG) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,170,545
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,807,907
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	793,437
500,000	5.000		12/01/32	529,988
750,000	5.000		12/01/33	797,074

				6,552,417

South Carolina — 1.1%
Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
565,000	5.000		12/01/33	614,295
590,000	5.000		12/01/34	642,391
620,000	5.000	(a)	12/01/35	670,770
1,300,000	5.000	(a)	12/01/36	1,392,910

				3,320,366
South Dakota(a) – 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds Series 2026 (NR/A1)
400,000	5.000		09/01/42	420,586
South Dakota Health & Educational Facilities Authority Revenue Bonds Series 2026 (NR/A1)
665,000	5.000		09/01/41	701,197

				1,121,783
Tennessee(a) – 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)
500,000	5.250		12/01/40	534,570
800,000	5.250		12/01/41	851,611

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee(a) — (continued)
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
$ 500,000	5.000%	07/01/30	$ 514,920
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
125,000	4.050	01/01/38	123,764

			2,024,865

Texas — 10.8%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000	08/15/39	1,275,661
1,000,000	5.000	08/15/40	1,059,032
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000	12/01/32	486,288
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000	11/15/32	1,347,794
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
500,000	5.000	09/01/42	515,693
City of Houston TX Airport System Revenue Bonds (Refunding) Series A (AMT) (A+/NR)(a)
500,000	5.250	07/01/36	553,161
500,000	5.250	07/01/37	548,332
500,000	5.250	07/01/38	544,116
City of Seguin TX GO Bonds Series 2026 (AA/NR)(a)
500,000	5.250	09/01/40	548,075
1,000,000	5.250	09/01/42	1,085,134
City of Seguin TX GO Bonds Series 2026 (AA/NR)(a)
530,000	5.250	09/01/39	584,890
City of Weslaco TX GO Bonds Series 2025 (BAM) (AA/NR)(a)
670,000	5.000	02/15/38	717,331
670,000	5.000	02/15/39	710,780
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000	08/15/34	1,272,415
860,000	5.000	08/15/35	923,586
975,000	5.000	08/15/36	1,038,373
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000	09/01/35	1,681,366
County of Hidalgo TX GO Bonds Series 2025 (AA-/Aa2)(a)
1,085,000	5.000	08/15/38	1,175,801
Dallas Fort Worth International Airport Revenue Bonds Series A-1 (AMT) (AA-/A1)(a)
3,750,000	5.250	11/01/38	4,049,927
Dallas Metrocare Services Revenue Bonds Series 2025 (NR/Aa3)
500,000	5.000	11/01/35	553,254
590,000	5.000	(a) 11/01/38	633,010
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
970,000	4.000	03/01/33	984,096
Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AG) (AA/A1)(a)
500,000	5.000	09/01/35	543,295

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas — (continued)
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
$ 1,740,000	5.000%		02/15/40	$ 1,822,774
North Texas Higher Education Authority, Inc. Revenue Bonds Series A (AMT) (AA/NR)
1,000,000	5.000		06/01/33	1,048,027
Northampton Municipal Utility District GO Bonds Series 2025 (BAM) (AA/A2)(a)
535,000	5.000		03/01/33	556,737
565,000	5.000		03/01/34	586,897
595,000	4.000		03/01/35	593,796
625,000	4.000		03/01/36	613,095
655,000	4.000		03/01/37	630,313
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A/NR)
1,550,000	6.000		06/01/34	1,709,985
1,655,000	4.000	(a)	06/01/35	1,629,819

				32,022,853

Utah(a) — 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A1)
500,000	5.000		07/01/34	507,456

Vermont — 0.7%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
780,000	5.000		06/15/27	788,293
Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	410,894
455,000	5.000		06/15/30	472,097
475,000	5.000		06/15/31	495,411

				2,166,695

Virginia(a) — 0.9%
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150		11/01/48	2,536,850

Washington(a) — 0.7%
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000		05/01/37	1,513,935
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A3)
150,000	5.000		10/01/30	155,009
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
275,000	3.450		12/01/30	269,899

				1,938,843

Wisconsin — 2.9%
County of Milwaukee WI Airport Revenue Bonds Series A (AMT) (NR/A1)
1,010,000	5.000		12/01/31	1,084,623
935,000	5.000		12/01/32	1,011,211
1,010,000	5.000		12/01/33	1,095,415
1,010,000	5.000		12/01/34	1,098,932
700,000	5.000	(a)	12/01/35	757,839
500,000	5.000	(a)	12/01/36	537,569
Tomorrow River School District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,910,000	4.000		03/15/41	1,892,912

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)(a)
$ 1,170,000	4.082%	07/01/29	$ 1,148,561

			8,627,062

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $300,703,337)			$293,028,350

Shares	Dividend Rate		Value

Investment Company — 0.9%
State Street Institutional US Government Money Market Fund—Premier Class
2,560,835	3.619%		$ 2,560,835
(Cost $2,560,835)

TOTAL INVESTMENTS — 99.3% (Cost $303,264,172)			$295,589,185

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,178,834

NET ASSETS — 100.0%			$297,768,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2026.

(c)	Rate shown is that which is in effect on July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
WR	—WithdrawnRating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.0%
Arizona(a) – 1.3%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
$ 2,680,000	4.000%	11/01/40	$ 2,553,069

Idaho(a) – 0.7%
Idaho Health Facilities Authority Revenue Bonds (Refunding - St. Luke’s Health System Project) Series 2021 (BAM) (AA/NR)
1,500,000	4.000	03/01/46	1,391,017

Illinois(a) – 0.3%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (BAM) (AA/NR)
500,000	4.000	12/01/35	502,905

Indiana(a) – 1.1%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	462,170
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,526,687

			1,988,857

Missouri – 93.9%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 (BAM) (AA/NR)(a)
2,000,000	4.000	04/15/43	1,918,807
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
555,000	4.000	08/15/31	557,871
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
750,000	4.000	03/01/41	737,834
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,406,738
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	751,805
City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	828,162
1,500,000	5.000	03/01/38	1,649,434
1,000,000	5.000	03/01/39	1,091,397
1,000,000	5.000	03/01/40	1,075,425
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,414,972
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,183,378
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
505,000	3.000	10/01/30	495,028
570,000	3.000	10/01/34	527,495
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,230,000	4.000	03/01/34	1,125,685
750,000	4.000	03/01/37	648,887
530,000	4.000	03/01/40	429,812

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
$ 1,000,000	5.000%		04/01/35	$ 1,068,492
760,000	5.000		04/01/36	808,109
1,435,000	5.000		04/01/37	1,521,290
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,659,081
City of Kirkwood MO Certificates of Participation (Refunding) Series 2026 (NR/A1)(a)
825,000	5.000		05/01/38	883,356
900,000	5.000		05/01/40	951,214
1,000,000	5.000		05/01/42	1,048,919
City of Nixa MO Revenue Bonds Series 2026 (NR/Aa3)(a)
860,000	4.000		08/01/39	832,755
City of Nixa MO Revenue Bonds Series 2026 (NR/Aa3)(a)
840,000	4.000		08/01/40	810,726
895,000	4.000		08/01/41	862,319
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	932,823
640,000	4.000		05/01/35	646,512
685,000	4.000		05/01/36	689,811
Clay Jackson & Platte County Consolidated Public Library District No. 3 Certificates of Participation (Refunding Library Project) Series 2025 (NR/Aa3)
1,000,000	5.000		03/01/34	1,098,822
750,000	5.000	(a)	03/01/35	815,647
950,000	5.000	(a)	03/01/36	1,025,697
700,000	5.000	(a)	03/01/37	750,174
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	1,962,451
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	483,054
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
670,000	5.000		10/01/30	701,499
705,000	5.000		10/01/31	742,470
740,000	5.000	(a)	10/01/32	776,621
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,950,716
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	625,973
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,569,026
1,115,000	5.250		03/01/35	1,219,549
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	733,612
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	881,003
Hazelwood School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000		03/01/42	782,960

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2021 A (AA/Aa2)(a)
$ 2,500,000	4.000%	07/01/39	$ 2,430,786
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000	04/01/38	1,147,830
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	542,950
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	534,821
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	6,001,976
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	333,744
400,000	4.000	02/15/35	378,157
580,000	4.000	02/15/36	543,044
700,000	4.000	02/15/37	648,960
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding-COX Health Obligated Group) Series 2025 B (NR/A2)
2,850,000	5.000	11/15/32	3,096,348
2,225,000	5.000	11/15/33	2,426,041
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250	03/01/38	1,381,732
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500	03/01/35	1,050,513
1,000,000	5.500	03/01/36	1,047,340
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)(a)
165,000	4.000	03/01/31	167,103
180,000	4.000	03/01/32	181,930
200,000	4.000	03/01/33	201,807
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,230,859
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500	03/01/44	1,076,080
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (FNMA) (NR/Aa1)
2,183,000	4.450	02/01/43	2,110,037
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250	03/01/44	1,269,526
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A/NR)(a)
585,000	3.000	04/01/29	579,450
605,000	3.000	04/01/30	596,403
420,000	3.000	04/01/31	412,175
460,000	3.000	04/01/33	439,202

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
$ 680,000	2.844%		02/15/28	$ 662,930
825,000	2.894		02/15/29	789,256
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (NR/NR)
135,000	2.844		02/15/28	131,888
Joplin MO Schools GO Bonds Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,184,064
Kansas City Industrial Development Authority Revenue Bonds Series A (AA-/A2)(a)
1,955,000	5.500		09/01/29	1,962,198
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)(a)
1,000,000	5.000		03/01/32	1,035,631
1,275,000	4.000		03/01/34	1,276,510
1,000,000	5.000		03/01/35	1,027,186
Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding - Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	673,193
1,000,000	5.875		03/01/38	1,166,004
400,000	5.750		03/01/41	448,385
575,000	5.750		03/01/42	640,566
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA/Aa3)(a)
1,100,000	5.250		05/01/37	1,188,925
Missouri Housing Development Commission Revenue Bonds Series 2026 A (FHLMC/FNMA/GNMA) (AA+/NR)(a)
845,000	3.650		05/01/38	782,710
870,000	3.700		11/01/38	816,018
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (BAM) (AA/A3)(a)
1,775,000	5.000		06/01/36	1,935,961
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding - Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,072,754
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	534,938
500,000	5.250		12/01/42	534,405
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	904,827
990,000	4.000	(a)	04/01/32	1,005,628
1,095,000	4.000	(a)	04/01/33	1,108,027
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,371,057
1,275,000	4.500		05/01/49	1,205,547
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,038
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	687,228
800,000	5.000		09/01/38	814,206

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
$ 2,000,000	5.000%		02/01/45	$ 2,001,862
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	959,920
1,100,000	5.000		06/01/37	1,109,135
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA/NR)(a)
250,000	4.000		05/15/39	242,062
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (FHLMC/FNMA GNMA) (AA+/NR)(a)
330,000	2.400		11/01/30	308,165
310,000	2.500		05/01/31	293,319
320,000	2.550		11/01/31	301,430
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (FHLMC/FNMA/GNMA) (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,850,402
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA GNMA) (AA+/NR)
865,000	3.600		05/01/32	855,445
495,000	3.750	(a)	05/01/35	487,531
495,000	3.800	(a)	11/01/35	487,388
495,000	3.850	(a)	05/01/36	486,852
490,000	3.900	(a)	11/01/36	483,705
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (FHMLC/FNMA/GNMA) (AA+/NR)(a)
245,000	3.050		11/01/28	244,945
220,000	3.150		11/01/29	219,469
240,000	3.250		11/01/30	238,138
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,205,000	4.100		11/01/36	1,182,547
Moberly School District No. 81 GO Bonds Series 2026 (AA+/NR)(a)
2,085,000	5.000		03/01/44	2,189,517
Neosho R-V School District GO Bonds (Refunding) Series 2025 (AA+/NR)
2,000,000	4.000		03/01/37	1,982,979
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,255,438
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AG) (AA/NR)(a)
650,000	5.000		03/01/40	675,432
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,147,173
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	517,921
530,000	4.000		03/01/39	535,008
575,000	4.000		03/01/41	575,009
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,639,791

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
$ 500,000	5.000%	09/01/44	$ 500,665
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	369,773
750,000	4.000	03/01/39	736,889
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250	03/01/40	2,295,528
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	608,963
1,600,000	3.000	03/01/35	1,543,145
Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250	12/01/36	1,082,627
1,055,000	5.250	12/01/37	1,135,170
Rock Community Fire Protection District GO Bonds Series 2026 (AA-/NR)(a)
765,000	4.000	03/01/38	755,690
830,000	4.000	03/01/40	806,031
635,000	4.000	03/01/41	613,618
795,000	4.000	03/01/42	766,017
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	225,043
410,000	3.450	07/01/32	403,611
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000	03/01/41	963,720
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,355,000	5.000	07/01/32	1,449,949
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AG) (AA/A1)(a)
3,745,000	5.000	07/01/42	3,773,433
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 (BAM) (AA/NR)(a)
1,000,000	4.000	04/01/37	1,000,074
1,465,000	4.000	04/01/40	1,417,882
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000	03/01/38	526,347
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000	11/01/34	473,788
475,000	4.000	11/01/35	477,892
815,000	4.000	11/01/36	818,455
845,000	4.000	11/01/37	845,501
920,000	4.000	11/01/38	913,911
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,155,000	2.125	04/01/39	1,722,078
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000	12/01/44	1,912,414
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000	02/01/37	715,286
695,000	5.000	02/01/38	748,992
730,000	5.000	02/01/39	779,083
670,000	5.000	02/01/40	710,877
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000	04/01/36	2,001,925
2,515,000	4.000	04/01/37	2,515,436

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Strafford Fire Protection District GO Bonds Series 2022 (BAM) (AA/NR)(a)
$ 1,125,000	5.000%		03/01/40	$ 1,155,921
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	721,867
University City Municipal Library District Certification of Participation Series 2022 (NR/A2)(a)
710,000	3.000		04/15/39	603,940
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	559,459
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	450,606
500,000	4.000		03/01/37	500,311
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	456,263
560,000	3.000		03/01/37	503,874
Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
525,000	5.750		03/01/41	594,600
600,000	5.750		03/01/42	676,258
Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
625,000	5.000		04/15/35	679,605
440,000	5.000		04/15/37	470,545
855,000	5.000		04/15/38	909,346
500,000	5.000		04/15/39	528,234
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
260,000	5.000		03/01/33	284,869
340,000	5.000	(a)	03/01/34	371,620
360,000	5.000	(a)	03/01/35	391,559
380,000	5.000	(a)	03/01/36	410,662
320,000	5.000	(a)	03/01/37	343,929
600,000	4.000	(a)	03/01/39	573,005
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,088
1,800,000	4.000		04/01/34	1,800,022
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	417,817
435,000	4.000		03/01/39	435,550
455,000	4.000		03/01/40	450,641
495,000	4.000		03/01/42	479,458
Wright City R-II School District GO Bonds Series 2022 (AG) (AA/NR)(a)
1,055,000	6.000		03/01/34	1,204,852

				179,562,602

North Dakota(a) – 0.1%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	96,032

Ohio(a) – 0.6%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	575,021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3) (continued)
$ 715,000	3.000%	12/01/35	$ 644,111

			1,219,132

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $193,606,963)			$187,313,614

Shares	Dividend Rate		Value

Investment Company – 1.2%
State Street Institutional US Government Money Market Fund - Premier Class
2,374,031	3.619%		$ 2,374,031
(Cost $2,374,031)

TOTAL INVESTMENTS – 99.2% (Cost $195,980,994)			$189,687,645

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,556,624

NET ASSETS – 100.0%			$191,244,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 94.7%
Indiana – 3.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
$ 440,000	4.000%		01/15/35	$ 441,161
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 (BAM) (AA/NR)(a)
500,000	5.250		08/01/37	530,545
500,000	5.250		08/01/42	520,356
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,493,461

				2,985,523

Kansas – 88.5%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)(a)
850,000	5.000		09/01/37	923,684
850,000	5.000		09/01/38	917,694
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)(a)
890,000	5.000		09/01/36	974,410
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	572,447
585,000	5.000		09/01/28	609,073
415,000	5.000	(a)	09/01/29	435,107
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
920,000	5.000		09/01/36	979,398
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a)
705,000	5.000		04/01/37	767,641
745,000	5.000		04/01/38	805,544
780,000	5.000		04/01/39	836,969
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 (AG) (AA/NR)(a)
830,000	4.000		09/01/39	803,936
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
500,000	4.000		09/01/31	503,981
Butler County Unified School District No. 402 Augusta GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
200,000	5.250		09/01/35	220,798
200,000	5.250		09/01/36	218,739
285,000	5.250		09/01/37	309,404
415,000	5.250		09/01/38	448,198
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)(a)
1,000,000	5.000		09/01/38	1,087,597
1,000,000	5.000		09/01/39	1,077,323
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	606,711
650,000	4.000		12/01/30	656,331
City of Andover KS GO Bonds Series 2025 A (BAM) (AA/NR)(a)
635,000	4.000		10/01/38	634,672
655,000	4.000		10/01/39	649,670
City of Bel Aire KS GO Bonds Series 2025 (BAM) (AA/NR)(a)
510,000	4.000		11/01/40	504,134
530,000	4.000		11/01/41	519,162

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Olathe KS Water & Sewer System Revenue Bonds Series 2025 (AA+/NR)(a)
$ 2,035,000	4.000%	07/01/38	$ 2,037,531
City of Salina KS GO Bonds Series A (NR/Aa3)(a)
670,000	5.000	10/01/38	724,140
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000	08/01/32	607,674
City of Valley Center KS GO Bonds (Refunding) Series 1 (AA/NR)(a)
500,000	5.000	12/01/37	544,592
530,000	5.000	12/01/38	571,261
550,000	5.000	12/01/39	589,309
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)(a)
700,000	5.250	12/01/37	773,674
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000	09/01/41	735,275
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	342,675
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AG) (AA/NR)(a)
1,220,000	5.000	09/01/38	1,273,974
1,280,000	5.000	09/01/39	1,328,334
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 (AG) (AA/A2)(a)
1,785,000	5.000	09/01/40	1,871,520
Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
1,000,000	5.000	08/01/47	1,009,681
Goddard City KS GO Bonds Series A (AG) (AA/NR)(a)
670,000	4.000	10/01/38	665,192
695,000	4.000	10/01/39	680,330
Goddard City KS GO Bonds Series A (AG) (AA/NR)(a)
565,000	4.000	10/01/37	567,131
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
430,000	4.000	09/01/31	443,537
450,000	4.000	09/01/32	461,290
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
925,000	5.000	09/01/36	976,368
510,000	5.000	09/01/37	536,116
1,495,000	5.000	09/01/42	1,538,241
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a)
585,000	5.500	09/01/33	630,669
620,000	5.500	09/01/34	666,093
655,000	5.500	09/01/35	701,641
500,000	5.500	09/01/38	530,704
1,000,000	5.500	09/01/43	1,042,722
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	984,542
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	809,537

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
$ 785,000	5.000%	10/01/42	$ 833,517
Johnson County Unified School District No. 229 Blue Valley GO Bonds Series 2025 A (AA+/Aaa)(a)
2,390,000	5.000	10/01/39	2,594,439
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A3)(a)
1,470,000	4.000	07/01/34	1,478,497
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa3)(a)
2,000,000	4.000	03/01/31	2,000,605
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,758,003
1,335,000	4.000	07/01/37	1,287,675
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A2)(a)
1,050,000	4.000	09/01/33	1,054,545
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AG) (AA/NR)(a)
700,000	5.000	09/01/36	757,691
880,000	5.000	09/01/38	945,129
475,000	4.000	09/01/39	469,003
Miami County Unified School District No. 367 Osawatomie GO Bonds Series 2025 (BAM) (AA/A3)(a)
500,000	5.250	09/01/39	533,287
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	170,934
380,000	3.000	09/01/40	321,625
320,000	3.000	09/01/41	268,141
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
1,315,000	5.000	09/01/34	1,407,555
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	09/01/43	775,064
Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	507,097
350,000	3.000	09/01/38	296,658
575,000	3.000	09/01/41	478,892
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	946,315
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	486,123
1,065,000	5.000	09/01/32	1,066,645
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	302,795
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
750,000	5.000	09/01/37	823,090
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2021 A-2 (AG) (AA/A1)
555,000	4.000	07/01/29	565,705
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)(a)
1,155,000	5.000	07/01/37	1,257,387

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Township of Soldier KS GO Bonds Series 2026 (AG) (AA/NR)(a)
$ 705,000	4.000%	09/01/41	$ 675,397
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	1,942,225
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.500	09/01/42	1,060,595
Wichita City KS Revenue Bonds (Market Center Apartments) Series 2025 (NR/Aa1)(a)(b)(c)
2,000,000	3.150	02/01/30	1,996,848
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
2,365,000	5.000	12/01/35	2,367,567
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,016,726
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	4.250	09/01/39	961,518
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AG) (AA/NR)(a)
525,000	5.000	09/01/40	551,889

			73,665,558

Ohio(a) – 1.1%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	918,309

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	668,421
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/39	527,886

			1,196,307

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $80,964,241)			$78,765,697

Shares	Dividend Rate	Value

Investment Company – 4.1%
State Street Institutional US Government Money Market Fund - Premier Class
3,415,314	3.619%	$ 3,415,314
(Cost $3,415,314)

TOTAL INVESTMENTS – 98.8% (Cost $84,379,555)		$82,181,011

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,028,870

NET ASSETS – 100.0%		$83,209,881

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2026.

(c)	Rate shown is that which is in effect on July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund

THE COMMERCE FUNDS

Schedule of Investments

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature. There is no collateral held as of July 31, 2026.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2026:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$181,193,720	$—	$—
Exchange Traded Fund	4,793,972	—	—
Investment Company	1,102,712	—	—
Total	$187,090,404	$—	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$220,868,156	$—	$—
Exchange Traded Fund	4,834,944	—	—
Investment Company	207,834	—	—
Total	$225,910,934	$—	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$113,061,217	$—	$—
Exchange Traded Fund	3,349,532	—	—
Investment Company	218,952	—	—
Total	$116,629,701	$—	$—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$38,957,808	$—	$—
Exchange Traded Fund	1,202,976	—	—
Investment Company	378,168	—	—
Total	$40,538,952	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$100,825,335	$—
Municipal Bond Obligations	—	72,930,513	—
Mortgage-Backed Obligations	—	337,136,234	—
Corporate Obligations	—	425,717,941	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	216,479,205	2,267,757	—
Investment Company	6,137,377	—	—
Total	$222,616,582	$938,877,780	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	3,152,102	—	—
Investment Company	1,087,263	—	—
Total	$4,239,365	$—	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$293,028,350	$—
Investment Company	2,560,835	—	—
Total	$2,560,835	$293,028,350	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$187,313,614	$—
Investment Company	2,374,031	—	—
Total	$2,374,031	$187,313,614	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$78,765,697	$—
Investment Company	3,415,314	—	—
Total	$3,415,314	$78,765,697	$—

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities,

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions or programming flaws, among others. Results generated by such models may be impaired by errors in human judgement, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.